Business and Basis of Presentation - Summary of Carrying Value of Dave OD's Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 32,009	$ 4,789
Member advances, net of allowance for unrecoverable advances of $1,315 as of December 31, 2021	49,013	38,744
Debt facility commitment fee, long-term	131	0
TOTAL ASSETS	147,186	76,405
Liabilities
Accounts payable	13,044	8,492
Debt facility	35,000	0
Other current liability	1,153	2,853
TOTAL LIABILITIES	108,449	$ 26,561
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Cash and cash equivalents	26,239
Member advances, net of allowance for unrecoverable advances of $1,315 as of December 31, 2021	35,835
Debt and credit facility commitment fee, current	470
Debt facility commitment fee, long-term	131
TOTAL ASSETS	62,675
Liabilities
Accounts payable	411
Debt facility	35,000
Credit facility	20,000
Other current liability	400
Warrant Liability	3,726
TOTAL LIABILITIES	$ 59,537